UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report

April 30, 2020

To Our Shareholders,

For the six months ended April 30, 2020, the net asset value (NAV) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund decreased 11.3% compared with a decrease of 3.2% for the Standard & Poor’s (S&P) 500 Index. The performance of the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the six months ended April 30, 2020 was 0.9%. Other classes of shares are available. See below for additional performance information for all classes.

Enclosed are the financial statements, including the schedule of investments as of April 30, 2020.

Comparative Results

Average Annual Returns through April 30, 2020 (a)(b) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	Since Inception (2/28/01)
Class A (EMAAX)	(11.28)%	(10.93)%	0.54%	3.14%	3.54%
With sales charge (c)	(15.34)	(16.05)	(0.64)	2.53	3.22
Class AAA (EAAAX)	(10.07)	(10.75)	0.74	3.36	3.65
Class C (EMACX)	(10.39)	(11.35)	0.00	2.58	2.97
With contingent deferred sales charge (d)	(11.28)	(12.24)	0.00	2.58	2.97
Class Y (EMAYX)	(9.93)	(10.51)	1.01	3.61	4.01
S&P 500 Index	(3.16)	0.86	9.12	11.69	6.66
Lipper U.S. Treasury Money Market Fund Average	0.52	1.48	0.83	0.42	1.11
ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.85	2.07	1.19	0.64	1.51

In the current prospectuses dated February 28, 2020, the Fund’s expense ratios are 1.50%, 1.70%, 2.25%, and 1.25% for the Class AAA, A, C, and Y Shares, respectively. See page 10 for the expense ratios for the six months ended April 30, 2020. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate the performance for the periods prior to the issuance of Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher due to lower expenses associated with the share class. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends October 31.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Gabelli Enterprise Mergers and Acquisitions Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from November 1, 2019 through April 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$899.30	1.69%	$7.98
Class A	$1,000.00	$887.20	1.89%	$8.87
Class C	$1,000.00	$896.10	2.44%	$11.50
Class Y	$1,000.00	$900.70	1.44%	$6.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.46	1.69%	$8.47
Class A	$1,000.00	$1,015.47	1.89%	$9.47
Class C	$1,000.00	$1,012.73	2.44%	$12.21
Class Y	$1,000.00	$1,017.70	1.44%	$7.22

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2020:

Gabelli Enterprise Mergers and Acquisitions Fund

Long Positions
U.S. Government Obligations	27.3%
Energy and Utilities	10.5%
Health Care	10.3%
Transportation	6.0%
Food and Beverage	4.6%
Telecommunications	4.0%
Diversified Industrial	3.2%
Media	3.2%
Building and Construction	3.0%
Cable and Satellite	3.0%
Wireless Communications	2.8%
Aerospace and Defense	2.7%
Computer Software and Services	2.4%
Financial Services	2.4%
Entertainment	2.3%
Business Services	2.2%
Semiconductors	2.1%
Automotive: Parts and Accessories	1.2%
Machinery	1.1%

Electronics	1.0%
Metals and Mining	1.0%
Retail	0.8%
Closed-End Funds	0.7%
Hotels and Gaming	0.7%
Real Estate	0.5%
Communications Equipment	0.4%
Specialty Chemicals	0.3%
Containers and Packaging	0.2%
Consumer Services	0.2%
Paper and Forest Products	0.1%
Consumer Products	0.0%*
Other Assets and Liabilities (Net)	1.9%

Short Positions
Energy and Utilities	(2.0)%
Financial Services	(0.1)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 71.8%
	Aerospace and Defense — 2.7%
5,000	Howmet Aerospace Inc.	$81,020	$65,350
23,000	Kaman Corp.	872,443	891,480
5,500	L3Harris Technologies Inc.	1,046,079	1,065,350
7,000	Raytheon Technologies Corp.	488,168	453,670
		2,487,710	2,475,850

	Automotive: Parts and Accessories — 1.2%
26,000	Haldex AB	293,806	95,944
51,400	Showa Aircraft Industry Co. Ltd.	1,164,932	1,019,714
7,800	Tenneco Inc., Cl. A†	24,840	40,482
		1,483,578	1,156,140

	Building and Construction — 3.0%
20,000	Armstrong Flooring Inc.†	60,371	42,000
20,000	Carrier Global Corp.†	322,400	354,200
42,000	Griffon Corp.	357,000	689,220
11,000	Nobility Homes Inc.	154,848	231,000
4,000	Norbord Inc.	76,509	64,887
10,000	Skyline Champion Corp.†	47,110	197,100
11,000	Vulcan Materials Co.	432,608	1,242,670
		1,450,846	2,821,077

	Business Services — 2.2%
360,000	Clear Channel Outdoor Holdings Inc.†	1,356,845	347,328
8,000	Tech Data Corp.†	1,150,261	1,125,120
2,000	XPO Logistics Europe SA	484,562	534,777
		2,991,668	2,007,225

	Cable and Satellite — 3.0%
27,407	DISH Network Corp., Cl. A†	629,786	685,586
3,500	Liberty Broadband Corp., Cl. A†	15,669	420,070
3,500	Liberty Broadband Corp., Cl. C†	94,710	429,380
20,000	Liberty Global plc, Cl. A†	702,960	388,400
20,000	Liberty Global plc, Cl. C†	701,723	366,200
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	7,487	90,750
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	9,444	96,570
20,000	Shaw Communications Inc., Cl. B	265,164	326,600
		2,426,943	2,803,556

	Communications Equipment — 0.4%
35,000	Digi International Inc.†	400,401	397,250

	Computer Software and Services — 2.4%
4,000	Business & Decision†	37,005	34,738
5,000	Fiserv Inc.†	410,594	515,300
33,000	ForeScout Technologies Inc.†	1,076,400	1,048,080
500,000	Internap Corp.†	30,849	24,525
1,600	LogMeIn Inc.	137,129	136,736
6,000	RIB Software SE†	188,773	190,284

Shares		Cost	Market Value
1,400	Rockwell Automation Inc.	$261,653	$265,272
		2,142,403	2,214,935

	Consumer Products — 0.0%
2,500	Bang & Olufsen A/S†	23,393	7,813

	Consumer Services — 0.2%
42,000	MoneyGram International Inc.†	344,818	69,720
2,000	Rollins Inc.	2,672	80,000
		347,490	149,720

	Containers and Packaging — 0.2%
5,500	Greif Inc., Cl. A	229,419	186,395
1,000	Greif Inc., Cl. B	37,738	39,750
		267,157	226,145

	Diversified Industrial — 3.2%
27,000	Hexcel Corp.	1,914,799	933,930
168,000	Myers Industries Inc.	3,075,124	2,076,480
		4,989,923	3,010,410

	Electronics — 1.0%
140,000	Fitbit Inc., Cl. A†	1,003,658	936,600

	Energy and Utilities — 10.5%
7,000	Alerion Cleanpower SpA	19,191	35,363
460,000	Alvopetro Energy Ltd.†	431,120	191,673
4,000	Avangrid Inc.	155,000	172,000
7,000	Avista Corp.	301,129	301,280
40,741	El Paso Electric Co.	2,698,346	2,770,388
36,000	Endesa SA	997,783	798,878
1,500	Energy Transfer LP	17,471	12,600
2,000	EQM Midstream Partners LP	37,744	40,280
1,000	Etablissements Maurel et Prom SA	4,222	1,863
160,000	Gulf Coast Ultra Deep Royalty Trust	94,045	3,600
5,210	Iberdrola SA	51,158	52,184
40,000	KLX Energy Services Holdings Inc.†	217,403	52,000
8,000	NorthWestern Corp.	221,528	461,520
300	OSRAM Licht AG†	13,256	13,265
30,000	Severn Trent plc	833,209	903,057
1,000	Southwest Gas Holdings Inc.	34,833	75,800
205,000	TerraForm Power Inc., Cl. A	3,528,920	3,550,600
11,000	UGI Corp.	509,525	331,980
100	Weatherford International plc†	2,402	450
		10,168,285	9,768,781

	Entertainment — 2.3%
10,000	Cherry AB, Cl. B†(a)	94,951	89,179
3,600	Discovery Inc., Cl. A†	26,174	80,712
10,800	Discovery Inc., Cl. C†	60,976	220,428
180,000	Dover Motorsports Inc.	667,976	238,824
48,000	Fox Corp., Cl. B	1,987,200	1,226,880

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Entertainment (Continued)
10,000	Liberty Media Corp.- Liberty Braves, Cl. A†	$206,188	$206,400
3,000	The Stars Group Inc.†	59,546	83,880
		3,103,011	2,146,303

	Financial Services — 2.4%
1,400	Argo Group International Holdings Ltd.	24,549	49,504
3,600	BKF Capital Group Inc.†	127,868	35,010
1,000	Bolsas y Mercados Espanoles SHMSF SA	38,672	36,470
50,000	Navient Corp.	466,027	381,000
80,000	SLM Corp.	428,268	667,200
16,000	Sterling Bancorp	165,751	197,280
2,000	Steuben Trust Co.	129,542	128,000
32,000	Synovus Financial Corp.	1,421,928	672,320
400	Topdanmark A/S	11,380	16,155
		2,813,985	2,182,939

	Food and Beverage — 4.6%
10,000	Campbell Soup Co.	339,319	499,800
82,000	Craft Brew Alliance Inc.†	1,344,837	1,238,200
4,500	Flowers Foods Inc.	10,669	100,260
14,000	GrainCorp Ltd., Cl. A†	160,309	32,296
2,000,000	Premier Foods plc†	1,361,141	1,151,177
21,366	Primo Water Corp.	313,283	219,215
29,000	Tootsie Roll Industries Inc.	527,955	1,018,770
14,000	United Malt Group Ltd.†	29,008	38,864
		4,086,521	4,298,582

	Health Care — 10.1%
100,000	Akorn Inc.†	339,019	21,000
16,000	Allergan plc.	2,829,975	2,997,440
20,000	AstraZeneca plc, ADR	675,911	1,045,600
1,300	Bio-Rad Laboratories Inc., Cl. A†	126,219	572,130
23,000	Bristol-Myers Squibb Co.	1,313,990	1,398,630
8,000	Grifols SA, ADR	53,680	162,400
100	ICU Medical Inc.†	6,058	21,931
10,000	Idorsia Ltd.†	102,949	289,251
1,400	Illumina Inc.†	87,354	446,642
12,000	Mylan NV†	240,710	201,240
380,000	Pacific Biosciences of California Inc.†	2,829,932	1,255,900
3,000	Perrigo Co. plc	133,446	159,900
11,000	QIAGEN NV†	455,810	458,590
6,000	Smith & Nephew plc, ADR	206,505	238,020
5,000	Wright Medical Group NV†	143,743	145,600
		9,545,301	9,414,274

	Hotels and Gaming — 0.7%
900	Churchill Downs Inc.	9,822	90,198

Shares		Cost	Market Value
15,000	Ryman Hospitality Properties Inc., REIT	$724,530	$530,100
		734,352	620,298

	Machinery — 1.1%
5,000	CIRCOR International Inc.†	230,246	74,650
50,000	CNH Industrial NV†	510,679	312,976
23,000	CNH Industrial NV, Borsa Italiana†	231,138	143,520
5,000	Otis Worldwide Corp.†	281,405	254,550
3,000	Xylem Inc.	75,705	215,700
		1,329,173	1,001,396

	Media — 3.2%
89,993	Central European Media Enterprises Ltd., Cl. A†	404,959	350,073
53,000	Telenet Group Holding NV	2,403,424	2,211,697
55,000	The E.W. Scripps Co., Cl. A	899,490	443,850
		3,707,873	3,005,620

	Metals and Mining — 0.8%
38,000	Alamos Gold Inc., Cl. A	478,500	306,660
19,000	Pan American Silver Corp., Toronto	298,459	404,038
		776,959	710,698

	Paper and Forest Products — 0.1%
15,000	Canfor Corp.†	147,819	104,530

	Real Estate — 0.5%
2,000	Pope Resources, a Delaware LP	197,169	203,400
1,000	Prologis Inc., REIT	86,004	89,230
33,000	Trinity Place Holdings Inc.†	118,800	48,840
3,500	Vastned Retail Belgium NV, REIT	232,907	109,695
		634,880	451,165

	Retail — 0.8%
4,000	SpartanNash Co.	52,262	68,600
7,000	Swedol AB, Cl. B†	33,394	33,473
28,000	Village Super Market Inc., Cl. A	640,245	672,840
		725,901	774,913

	Semiconductors — 2.1%
8,000	Adesto Technologies Corp.†	99,082	94,800
13,500	AIXTRON SE†	54,597	125,720
14,000	Mellanox Technologies Ltd.†	1,748,680	1,750,000
		1,902,359	1,970,520

	Specialty Chemicals — 0.3%
12,000	GCP Applied Technologies Inc.†	283,774	205,440
25,000	SGL Carbon SE†	376,863	77,395
		660,637	282,835

	Telecommunications — 4.0%
12,000	Acacia Communications Inc.†	785,059	812,280
80,000	CenturyLink Inc.	1,482,961	849,600
48,000	Cincinnati Bell Inc.†	485,401	703,200

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
100	Gilat Satellite Networks Ltd.†	$955	$855
200,000	Koninklijke KPN NV	605,309	462,889
10,000	Liberty Latin America Ltd., Cl. A†	175,601	107,000
15,000	Liberty Latin America Ltd., Cl. C†	270,756	155,100
18,000	Loral Space & Communications Inc.†	728,153	396,000
2,500	North State Telecommunications Corp., Cl. B	188,548	187,500
11,000	Parrot SA†	39,889	27,243
1,000	Rogers Communications Inc., Cl. B	2,955	41,820
		4,765,587	3,743,487
	Transportation — 6.0%
2,375	DSV PANALPINA A/S	217,955	245,060
3,000	GATX Corp.	181,450	177,900
47,000	Navistar International Corp.†	927,779	1,117,190
30,000	WABCO Holdings Inc.†	3,949,824	4,031,400

		5,277,008	5,571,550

	Wireless Communications — 2.8%
38,000	Millicom International Cellular SA, SDR	2,142,480	1,001,056
380,321	NII Holdings Inc., Escrow†	855,722	825,296
5,000	Telephone and Data Systems Inc.	142,092	98,100
22,000	United States Cellular Corp.†	940,891	700,260
		4,081,185	2,624,712
	TOTAL COMMON STOCKS	74,476,006	66,879,324
	CLOSED-END FUNDS — 0.7%
30,000	Altaba Inc., Escrow†	558,024	654,000
	RIGHTS — 0.4%
	Health Care — 0.2%
45,000	Achillion Pharmaceuticals Inc., CVR†(a)	0	22,500
1,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†(a)	0	1,250
13,000	Ambit Biosciences Corp., CVR†(a)	0	26,325
27,000	Bristol-Myers Squibb Co., CVR†	62,100	121,770
75,000	Innocoll, CVR†(a)	45,000	1
14,000	Ipsen SA/Clementia, CVR†(a)	18,900	18,900
11,000	Ocera Therapeutics, CVR†(a)	2,970	2,970
100	Omthera Pharmaceuticals Inc., CVR†(a)	0	0
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	74,375	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420	420
		203,765	194,136

Shares		Cost	Market Value

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	$0	$0
	Metals and Mining — 0.2%
400,000	Pan American Silver Corp., CVR†	92,000	192,000
	TOTAL RIGHTS	295,765	386,136

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 27.3%
$25,430,000	U.S. Treasury Bills,
	0.051% to 1.542%††,
	05/14/20 to 09/24/20(b)	25,424,018	25,426,263
	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.2%	$100,753,813	93,345,723

	SECURITIES SOLD SHORT — (2.1)% (Proceeds received $1,964,113)		(1,976,271)
	Other Assets and Liabilities (Net) — 1.9%		1,778,549
	NET ASSETS — 100.0%		$93,148,001

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT — (2.1)%

	Energy and Utilities — (2.0)%
40,000	Brookfield Renewable Partners LP	$1,857,714	$1,875,600

	Financial Services — (0.1)%
1,611	Community Bank System Inc.	106,399	100,671
	TOTAL SECURITIES SOLD SHORT(c)	$1,964,113	$1,976,271

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2020 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At April 30, 2020, $5,800,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At April 30, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $100,753,813)	$93,345,723
Cash	46,462
Deposit at brokers	1,877,888
Receivable for investments sold	221,566
Receivable for Fund shares sold	13,687
Dividends receivable	33,421
Prepaid expenses	39,623

Total Assets	95,578,370

Liabilities:
Securities sold short, at value (proceeds $1,964,113)	1,976,271
Payable for investments purchased	79,475
Payable for Fund shares redeemed	143,902
Payable for investment advisory fees	71,377
Payable for distribution fees	19,789
Payable for accounting fees	11,250
Payable for payroll expenses	1,000
Other accrued expenses	127,305

Total Liabilities	2,430,369

Net Assets (applicable to 7,236,559 shares outstanding)	$93,148,001

Net Assets Consist of:
Paid-in capital	$101,675,401
Total accumulated loss	(8,527,400)

Net Assets	$93,148,001

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,594,021 ÷ 359,685 shares outstanding; 100,000,000 shares authorized)	$ 12.77
Class A:
Net Asset Value and redemption price per share ($27,377,153 ÷ 2,184,234 shares outstanding; 200,000,000 shares authorized)	$ 12.53
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$ 13.29
Class C:
Net Asset Value and offering price per share ($11,497,581 ÷ 1,017,521 shares outstanding; 100,000,000 shares authorized)	$ 11.30	(a)
Class Y:
Net Asset Value, and redemption price per share ($49,679,246 ÷ 3,675,119 shares outstanding; 100,000,000 shares authorized)	$ 13.52

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $41,343)	$954,753
Interest	195,705

Total Investment Income	1,150,458

Expenses:
Investment advisory fees	546,729
Distribution fees - Class AAA	6,630
Distribution fees - Class A	71,039
Distribution fees - Class C	70,800
Shareholder services fees	56,602
Registration expenses	35,269
Dividend expense on securities sold short	34,000
Directors’ fees	32,909
Service fees for securities sold short (See Note 2)	31,177
Shareholder communications expenses	30,090
Legal and audit fees	23,999
Accounting fees	22,500
Custodian fees	12,615
Payroll expenses	1,549
Interest expense	686
Miscellaneous expenses	12,649

Total Expenses	989,243

Less:
Expenses paid indirectly by broker (See Note 6)	(775)

Net Expenses	988,468

Net Investment Income	161,990

Net Realized and Unrealized Gain/(Loss) on
Investments, Securities Sold Short, and Foreign Currency:
Net realized loss on investments	(2,250,729)
Net realized gain on securities sold short	2,368,954
Net realized gain on foreign currency transactions	2,621

Net realized gain on investments, securities sold short, and foreign currency translations	120,846

Net change in unrealized appreciation/depreciation:
on investments	(12,977,127)
on securities sold short	(9,366)
on foreign currency translations	(178)

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(12,986,671)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	(12,865,825)

Net Decrease in Net Assets Resulting from Operations	$(12,703,835)

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net investment income	$161,990	$6,202
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	120,846	3,459,896
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	(12,986,671)	1,690,131

Net Increase/(Decrease) in Net Assets Resulting from Operations	(12,703,835)	5,156,229

Distributions to Shareholders:
Class AAA	(107,587)	(356,542)
Class A	(648,693)	(1,764,666)
Class C	(335,880)	(1,846,077)
Class Y	(1,276,822)	(4,286,744)

Total Distributions to Shareholders	(2,368,982)	(8,254,029)

Capital Share Transactions:
Class AAA	(430,642)	(1,128,436)
Class A	(3,140,382)	(1,832,073)
Class C	(2,790,675)	(18,176,557)
Class Y	(15,796,758)	(10,295,907)

Net Decrease in Net Assets from Capital Share Transactions	(22,158,457)	(31,432,973)

Redemption Fees	—	104

Net Decrease in Net Assets	(37,231,274)	(34,530,669)
Net Assets:
Beginning of year	130,379,275	164,909,944

End of period	$93,148,001	$130,379,275

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended October 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses (c)(d)		Portfolio Turnover Rate
Class AAA
2020(e)	$14.47	$ 0.02		$(1.44)	$(1.42)	—	$(0.28)	$(0.28)	$0.00	$12.77	(10.07)%	$ 4,594	0.27	%(f)	1.69	%(f)(g)	82%
2019	14.75	0.01		0.47	0.48	$(0.08)	(0.68)	(0.76)	0.00	14.47	3.54	5,697	0.06		1.50	(g)	195
2018	14.96	0.12		(0.14)	(0.02)	—	(0.19)	(0.19)	0.00	14.75	(0.12)	6,974	0.80		1.50		159
2017	13.52	(0.04)		1.48	1.44	—	—	—	0.00	14.96	10.65	6,201	(0.28)		1.51		113
2016	13.31	0.01		0.20	0.21	—	—	—	0.00	13.52	1.58	4,069	0.07		1.52	(g)(h)	151
2015	12.86	(0.07)		0.52	0.45	—	—	—	0.00	13.31	3.50	4,943	(0.51)		1.47	(g)	162
Class A
2020(e)	$14.22	$ 0.01		$(1.42)	$(1.41)	—	$(0.28)	$(0.28)	$0.00	$12.53	(11.28)%	$27,377	0.07	%(f)	1.89	%(f)(g)	82%
2019	14.49	(0.02)		0.47	0.45	$(0.04)	(0.68)	(0.72)	0.00	14.22	3.39	34,529	(0.14)		1.70	(g)	195
2018	14.73	0.07		(0.12)	(0.05)	—	(0.19)	(0.19)	0.00	14.49	(0.33)	37,070	0.51		1.70		159
2017	13.35	(0.07)		1.45	1.38	—	—	—	0.00	14.73	10.34	46,887	(0.46)		1.71		113
2016	13.17	(0.02)		0.20	0.18	—	—	—	0.00	13.35	1.37	48,770	(0.13)		1.72	(g)(h)	151
2015	12.75	(0.08)		0.50	0.42	—	—	—	0.00	13.17	3.29	58,039	(0.63)		1.67	(g)	162
Class C
2020(e)	$12.88	$(0.03)		$(1.27)	$(1.30)	—	$(0.28)	$(0.28)	$0.00	$11.30	(10.39)%	$11,498	(0.48	)%(f)	2.44	%(f)(g)	82%
2019	13.22	(0.09)		0.43	0.34	—	(0.68)	(0.68)	0.00	12.88	2.86	16,154	(0.68)		2.25	(g)	195
2018	13.53	(0.00	)(b)	(0.12)	(0.12)	—	(0.19)	(0.19)	0.00	13.22	(0.88)	35,211	(0.01)		2.24		159
2017	12.33	(0.13)		1.33	1.20	—	—	—	0.00	13.53	9.73	38,628	(1.01)		2.26		113
2016	12.23	(0.08)		0.18	0.10	—	—	—	0.00	12.33	0.82	44,424	(0.67)		2.27	(g)(h)	151
2015	11.91	(0.14)		0.46	0.32	—	—	—	0.00	12.23	2.69	53,738	(1.19)		2.22	(g)	162
Class Y
2020(e)	$15.28	$ 0.04		$(1.52)	$(1.48)	—	$(0.28)	$(0.28)	$0.00	$13.52	(9.93)%	$49,679	0.54	%(f)	1.44	%(f)(g)	82%
2019	15.53	0.05		0.50	0.55	$(0.12)	(0.68)	(0.80)	0.00	15.28	3.86	73,999	0.30		1.25	(g)	195
2018	15.71	0.16		(0.15)	0.01	—	(0.19)	(0.19)	0.00	15.53	0.08	85,655	1.04		1.24		159
2017	14.17	(0.00	)(b)	1.54	1.54	—	—	—	0.00	15.71	10.87	69,801	(0.02)		1.26		113
2016	13.91	0.05		0.21	0.26	—	—	—	0.00	14.17	1.87	59,414	0.33		1.27	(g)(h)	151
2015	13.41	(0.03)		0.53	0.50	—	—	—	0.00	13.91	3.73	77,148	(0.20)		1.21	(g)	162

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(d)

The Fund incurred interest expense during the year ended October 31, 2017. If interest expense had not been incurred during the year, the ratio of operating expenses to average net assets would have been 1.50% (Class AAA), 1.70% (Class A), 2.25% (Class C), and 1.25% (Class Y). For the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2016, and 2015, there was no impact on the expense ratios.

(e)	For the six months ended April 30, 2020, unaudited.
(f)	Annualized.
(g)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended April 30, 2020 and the year ended October 31, 2016 would have been 1.58% and 1.50% (Class AAA), 1.78% and 1.70% (Class A), 2.33% and 2.25% (Class C), and 1.33% and 1.25% (Class Y). For the years ended October 31, 2019, and 2015 there was no impact on the expense ratios.

(h)

During the year ended October 31, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.44% (Class AAA), 1.64% (Class A), 2.19% (Class C), and 1.19% (Class Y).

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the Corporation), which was organized in Maryland and commenced operations on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Its primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 4/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 136,426	$ 1,019,714	—	$ 1,156,140
Computer Software and Services	2,180,197	34,738	—	2,214,935
Entertainment	2,057,124	—	$ 89,179	2,146,303
Financial Services	2,147,929	35,010	—	2,182,939
Retail	741,440	33,473	—	774,913
Semiconductors	220,520	1,750,000	—	1,970,520
Telecommunications	3,742,632	855	—	3,743,487
Wireless Communications	1,799,416	825,296	—	2,624,712
All Other Industries (b)	50,065,375	—	—	50,065,375

Total Common Stocks	63,091,059	3,699,086	89,179	66,879,324

Closed-End Funds	—	654,000	—	654,000
Rights:
Health Care	121,770	—	72,366	194,136
Media	—	—	0	0
All Other Industries (b)	192,000	—	—	192,000

Total Rights	313,770	—	72,366	386,136

U.S. Government Obligations	—	25,426,263	—	25,426,263

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$63,404,829	$29,779,349	$161,545	$93,345,723

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 4/30/20
LIABILITIES (Market Value):
Securities Sold Short(b)*	$(1,976,271)	—	—	$(1,976,271)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(1,976,271)	—	—	$(1,976,271)

(a)

Level 3 securities are valued by acquisition price or cash flow analysis. At April 30, 2020, the value of these securities was $161,545. The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
*	All Securities Sold Short positions are common stocks.

During the six months ended April 30, 2020, the Fund had a transfer from Level 3 to Level 1 of $272,000 or 0.21% of net assets as of October 31, 2019. Transfers from Level 3 to Level 1 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/19	Accrued discounts/ (premiums)	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/20	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 4/30/20†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 90,102	—	—	$ (923)	—	—	—	—	$ 89,179	$ (923)
Rights (a)	359,496	—	$27,020	21,480	—	$(63,630)	—	$(272,000)	72,366	21,530
Corporate Bonds (a)	3,010	—	(3,010)	—	—	—	—	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$452,608	—	$24,010	$20,557	—	$(63,630)	—	$(272,000)	$161,545	$20,607

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at April 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At April 30, 2020, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at April 30, 2020 are reflected within the Schedule of Investments. For the six months ended April 30, 2020, the Fund incurred $31,177 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended April 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2020, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2019 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,919,805
Net long-term capital gains	6,334,224

Total distributions paid	$8,254,029

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized depreciation at

April 30, 2020:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and securities sold short	$100,533,413	$7,644,553	$(16,808,514)	$(9,163,961)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $ 1 Billion	0.910%
Next $ 3 Billion	0.885%
Next $ 5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

As per the approval of the Board, the Fund is allocated a portion of the Chief Compliance Officer’s cost. For the six months April 30, 2020, the Fund paid or accrued $1,549 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receives annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.45%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2020, other than short term securities and U.S. Government obligations, aggregated $73,632,112 and $78,930,526, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended April 30, 2020, the Fund paid $31,239 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,520 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended April 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $775.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2020, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

During the six months ended April 30, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $855,722 in purchase transactions.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the one month ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

The Fund borrowed $2,218,000 under the line of credit for one day during the six months ended April 30, 2020 with an interest rate of 2.09%.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA Shares and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, respectively. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2020 and the fiscal year ended October 31, 2019, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	35,141	$460,445	120,955	$1,746,746
Shares issued upon reinvestment of distributions	7,415	107,302	26,124	355,816
Shares redeemed	(76,462)	(998,389)	(226,465)	(3,230,998)

Net decrease	(33,906)	$(430,642)	(79,386)	$(1,128,436)

Class A
Shares sold	118,304	$1,635,410	929,358	$13,212,994
Shares issued upon reinvestment of distributions	39,760	564,985	113,679	1,523,299
Shares redeemed	(401,439)	(5,340,777)	(1,173,727)	(16,568,366)

Net decrease	(243,375)	$(3,140,382)	(130,690)	$(1,832,073)

Class C
Shares sold	43,553	$563,820	226,851	$2,952,133
Shares issued upon reinvestment of distributions	21,395	274,708	135,544	1,652,283
Shares redeemed	(301,259)	(3,629,203)	(1,771,118)	(22,780,973)

Net decrease	(236,311)	$(2,790,675)	(1,408,723)	$(18,176,557)

Class Y
Shares sold	455,765	$6,763,900	1,368,874	$20,805,955
Shares issued upon reinvestment of distributions	70,277	1,075,237	237,875	3,413,506
Shares redeemed	(1,692,335)	(23,635,895)	(2,279,500)	(34,515,368)

Net decrease	(1,166,293)	$(15,796,758)	(672,751)	$(10,295,907)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of Gabelli Enterprise Mergers and Acquisitions Fund (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 10, 2020, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (Participating Organizations). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three and ten year average annual total return for the periods ended December 31, 2019. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the Performance Peer Group). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one and five year and equal to the median for the three year and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were below the median when compared to those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2019. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

GABELLI ENTERPRISE MERGERS AND

ACQUISITIONS FUND

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corporation

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q220SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a- 3(b)

under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Gabelli 787 Fund, Inc.

By (Signature and Title)*         /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                          6/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                          6/30/2020

By (Signature and Title)*         /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date                                          6/30/2020

* Print the name and title of each signing officer under his or her signature.